Payables and Accrued Charges - Summary of Payables and Accrued Charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade and other payables	$ 4,415	$ 4,016
Customer prepayments	1,800	1,693
Dividends	256	258
Accrued compensation	513	434
Current portion of asset retirement obligations and accrued environmental costs (Note 22)	162	148
Accrued interest	99	103
Current portion of share-based compensation (Note 5)	95	118
Current portion of derivatives	39	13
Income taxes (Note 8)	48	43
Current portion of pension and other post-retirement benefits (Note 21)	15	15
Other accrued charges and others	616	596
Total	$ 8,058	$ 7,437